LIABILITIES IN RESPECT OF GOVERNMENT GRANTS	12 Months Ended
Dec. 31, 2020
Disclosure of liabilities in respect of government grants [Abstract]
LIABILITIES IN RESPECT OF GOVERNMENT GRANTS
NOTE 12: - LIABILITIES IN RESPECT OF GOVERNMENT GRANTS

	2020	2019

Balance on January 1,	$3,362	$3,886
Grants received	320	493
Royalties paid	(22)	(44)
BIRD repayment	-	(546)
Amounts recorded in profit or loss	106	(427)

Balance on December 31,	$3,766	$3,362

The Company received research and development grants from the IIA and undertook to pay royalties of 3% of revenues derived from research and development projects that were financed by the IIA, of up to 100% of the grants received. As of December 31, 2020, the Company received grants amounting to $7,765 (including accrued interest), of which $3,475 were repaid to date.

As of December 31, 2020, the Company received research and development grants from BIRD amounting to $936 and undertook to pay royalties of 5% of revenues derived from research and development projects that were financed by BIRD or upon conclusion of product development that were financed by BIRD or upon conclusion of product development. On April 1, 2019, the Company repaid $546 out of its current liabilities in respect of government grants. On July 22, 2019, the Company decided to withdraw from the project and notified BIRD, and therefore a liability in the amount of $410 was cancelled.